Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Operating Leased Assets [Line Items]
Rental expense	$ 11.0	$ 12.6	$ 13.3